Performance Management - Grayscale Ethereum Premium Income ETF	Apr. 25, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

As of the date of this Prospectus, the Fund has not commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at http://etfs.grayscale.com/etpi and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	As of the date of this Prospectus, the Fund has not commenced operations and therefore does not have a performance history.
Performance Availability Website Address [Text]	http://etfs.grayscale.com/etpi